Geographical Sales and Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Geographical Sales and Segments [Abstract]
GEOGRAPHICAL SALES AND SEGMENTS

NOTE 19 – GEOGRAPHICAL SALES AND SEGMENTS

All of the Company’s operations are considered by the chief operating decision maker to be aggregated in one reportable operating segment.

Information for the Company’s sales by geographical area for the three and nine months ended September 30, 2025 and 2024 are as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
Domestic Sales	$22,975,249	$18,666,444	$65,490,257	$62,719,017
International Sales	426,348	167,649	1,308,690	1,855,927
Total	$23,401,597	$18,834,093	$66,798,947	$64,574,944

NOTE 20 – GEOGRAPHICAL SALES AND SEGMENTS

All of the Company’s operations are considered by the chief operating decision maker to be aggregated in one reportable operating segment.

Information for the Company’s sales by geographical area for the years ended December 31, 2024 and 2023 are as follows:

	For the years ended December 31,
	2024	2023
Domestic Sales	$82,249,656	$89,649,354
International Sales	1,695,005	683,886
Total	$83,944,661	$90,333,240